Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2020
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Basic Earnings Per Share
a)	Basic earnings per share
Details of basic earnings per share were as follows:

	Years ended
	January 31, 2020	January 31, 2019
Net income attributable to shareholders	$371.4	$227.0

Weighted average number of shares	92,760,943	98,291,845

Earnings per share – basic	$4.00	$2.31

Diluted Earnings Per Share
b)	Diluted earnings per share
Details of diluted earnings per share were as follows:

	Years ended
	January 31, 2020	January 31, 2019
Net income attributable to shareholders	$371.4	$227.0

Weighted average number of shares	92,760,943	98,291,845
Dilutive effect of stock options	1,052,872	1,297,043
Weighted average number of diluted shares	93,813,815	99,588,888
Earnings per share – diluted	$3.96	$2.28